Plant and equipment (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,323,766
Ending balance	10,172,987	$ 5,323,766
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,950,228	1,769,807
Additions	5,640,512	4,182,422
Disposals	(2,150)	(2,001)
Ending balance	11,590,740	5,950,228
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	626,462	376,124
Additions	792,545
Disposals	(1,254)
Charge for the year		250,338
Ending balance	1,417,753	626,462
Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	263,689
Ending balance	281,630	263,689
Furniture and equipment [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	494,487	290,843
Additions	75,982	203,644
Ending balance	570,469	494,487
Furniture and equipment [Member] | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	230,798	188,606
Additions	58,041
Charge for the year		42,192
Ending balance	288,839	230,798
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,714
Ending balance	114,882	67,714
Computer hardware and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	133,403	73,654
Additions	93,128	59,749
Disposals	(2,150)
Ending balance	224,381	133,403
Computer hardware and software | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,689	27,147
Additions	45,064
Disposals	(1,254)
Charge for the year		38,542
Ending balance	109,499	65,689
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,798
Ending balance	77,216	172,798
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	388,049	390,050
Disposals		(2,001)
Ending balance	388,049	388,049
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	215,251	85,764
Additions	95,582
Charge for the year		129,487
Ending balance	310,833	215,251
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	269,617
Ending balance	297,876	269,617
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	384,341	101,200
Additions	116,665	283,141
Ending balance	501,006	384,341
Leasehold improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	114,724	74,607
Additions	88,406
Charge for the year		40,117
Ending balance	203,130	114,724
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,580,392
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,085,844
Ending balance	2,085,844
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Additions	505,452
Ending balance	505,452
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,948
Ending balance	7,820,991	4,549,948
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,948	914,060
Additions	3,271,043	3,635,888
Ending balance	$ 7,820,991	$ 4,549,948